Related Party Transactions (Details) - Schedule of related party balances - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accounts receivable		$ 399,465	$ 414,639
Non-current accounts receivable-related parties			548,395
Revenue				$ 609,321
Cost of revenues		11,830	52,961
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable	[1]	399,465	414,639
Non-current accounts receivable-related parties	[1]		548,395
Revenue	[1]			609,321
Fengqi (Beijing) Zhineng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	598	4,163
Cost of revenues	[2]	$ 11,830	$ 52,961

[1]	Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and one of the minority shareholders of HiTek are under common control. The Company generated sales revenues from Beijing Zhongzhe Yuantong Technology Co., Ltd., in hardware sales of $nil for fiscal year ended December 31,2022 and 2021, and $255,344 for fiscal year ended December 31, 2020; and software sales of $nil for fiscal year ended December 31, 2022 and 2021, and $353,977 for fiscal year ended December 31, 2020. As of December 31, 2022 and 2021, accounts receivable from Beijing Zhongzhe Yuantong Technology Co., Ltd. is $399,465 and $963,034, respectively. As of April, 25, 2023, Beijing Zhongzhe subsequently repaid $399,465.
[2]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd., in hardware of $11,830, $52,961 and $nil for fiscal year ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the Company has outstanding advances owed to Fengqi (Beijing) Zhineng Technology Co., Ltd., in the amount of $598 and $4,163, respectively. The advances are due on demand and non-interest bearing.